Summary of Significant Accounting Policies - Schedule of Potential Dilutive Shares Excluded Computation of Diluted Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Total potentially dilutive shares	137,153,000	149,586,000
Redeemable Units
Earnings per share [line items]
Total potentially dilutive shares	107,443,000	115,136,000
Options
Earnings per share [line items]
Total potentially dilutive shares	25,528,000	23,609,000
Warrants
Earnings per share [line items]
Total potentially dilutive shares	0	9,842,000
RSUs
Earnings per share [line items]
Total potentially dilutive shares	4,182,000	999,000